MARKETABLE SECURITIES - Schedule of Marketable Securities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Gross Unrealized Gains/(losses)
Publicly traded equity securities, available for sale	$ (6,250)
Gross Realized Gains/(losses)
Publicly traded equity securities, available for sale	(112,500)	(112,500)
Fair Value
Publicly traded equity securities, available for sale	6,250	12,500
Cost
Publicly traded equity securities, available for sale	$ 125,000	$ 125,000